FINANCIAL RISK FACTORS - Financial assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 132,265,059	$ 11,765,101
Financial liabilities	370,757,378	126,104,045
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	128,800,658	9,143,862
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,464,401	2,621,239
Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	151,949,611	36,874,124
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,961,412	22,656,980
Make-whole provision
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		3,540,803
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,899,786	6,806,053
Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,706,813	5,123,865
Accrued interest payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,301,155	815,662
purchase consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,053,057
Debts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	165,885,544	43,995,661
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	127,238,165	8,403,196
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	127,238,165	8,403,196
Deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,562,493	740,666
Deposits | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,562,493	740,666
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,464,401	2,621,239
Accounts receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,464,401	2,621,239
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	174,911,023	63,071,907
Fair value through profit or loss | Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	151,949,611	36,874,124
Fair value through profit or loss | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,961,412	22,656,980
Fair value through profit or loss | Make-whole provision
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		3,540,803
Fair value through profit or loss | purchase consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		6,290,897
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	195,846,355	63,032,138
Amortized cost | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,899,786	6,806,053
Amortized cost | Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,706,813	5,123,865
Amortized cost | Accrued interest payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,301,155	815,662
Amortized cost | purchase consideration payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,053,057	6,290,897
Amortized cost | Debts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 165,885,544	$ 43,995,661